WealthTrust DBS Long Term Growth ETF

Schedule of Investments

April 30, 2024 (unaudited)

		Shares	Value
61.28%	COMMON STOCK
9.48%	COMMUNICATION SERVICES
	Alphabet, Inc. Class A	3,137	$510,641
	Meta Platforms, Inc.	2,619	1,126,615
	Netflix, Inc.(A)	1,248	687,199
			2,324,455
15.42%	CONSUMER DISCRETIONARY
	Amazon.com, Inc.(A)	7,298	1,277,150
	Hilton Worldwide Holdings, Inc.	2,469	487,084
	Honda Motor Co. Ltd. ADR(A)	10,298	350,029
	Marriott International Class A	2,786	657,858
	Pulte Group, Inc.	3,428	381,948
	Royal Caribbean Cruises ADR(A)	4,470	624,146
			3,778,215

4.45%	CONSUMER STAPLES
	Costco Wholesale Corp.	750	542,175
	Tyson Foods, Inc. Class A	9,026	547,427
			1,089,602

3.90%	ENERGY
	Cheniere Energy, Inc.	2,401	378,926
	Halliburton Co.	15,416	577,638
			956,564

3.27%	FINANCIALS
	Everest RE Group, Ltd. ADR	1,219	446,654
	Visa, Inc. Class A	1,324	355,640
			802,294

5.67%	HEALTH CARE
	Eli Lilly & Co.	965	753,761
	Regeneron Pharmaceuticals, Inc.(A)	363	323,310
	Vertex Pharmaceuticals(A)	798	313,462
			1,390,533

3.29%	INDUSTRIALS
	Caterpillar, Inc.	1,166	390,109
	Delta Air Lines, Inc.	8,297	415,431
			805,540

WealthTrust DBS Long Term Growth ETF

Schedule of Investments

April 30, 2024 (unaudited)

		Shares	Value
12.20%	INFORMATION TECHNOLOGY
	Advanced Micro Devices(A)	1,945	$308,049
	Apple, Inc.	3,452	587,979
	Applied Materials, Inc.	1,776	352,802
	Microsoft Corp.	1,548	602,683
	Nvidia Corp.	1,318	1,138,778
			2,990,291

1.52%	MATERIALS
	Dow, Inc.	6,528	371,443

2.08%	UTILITIES
	Constellation Energy Corp.	2,742	509,847

61.28%	TOTAL COMMON STOCK		15,018,784

30.00%	EXCHANGE TRADED FUND
4.78%	GROWTH
	SPDR® Portfolio S&P 500 Growth ETF	16,672	1,172,375

4.71%	LARGE CAP
	iShares Russell 1000 Growth ETF	26	8,394
	Vanguard Mega Cap Growth ETF	4,186	1,145,080
			1,153,474

5.96%	METALS
	iShares Silver Trust(A)	17,436	419,336
	SPDR Gold Shares(A)	4,910	1,040,282
			1,459,618

14.55%	NASDAQ
	Invesco QQQ Trust Series	8,399	3,566,131

30.00%	TOTAL EXCHANGE TRADED FUND		7,351,598

WealthTrust DBS Long Term Growth ETF

Schedule of Investments

April 30, 2024 (unaudited)

		Shares	Value
91.27%	TOTAL INVESTMENTS		$22,370,382

8.73%	Other assets net of liabilities		2,138,906
100.00%	NET ASSETS		$24,509,288

(A)Non-income producing

See Notes to Schedule of Investments

In accordance with U.S. GAAP, “fair value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following summarizes the inputs used to value the Fund’s investments as of April 30, 2024:

	Level 1	Level 2	Level 3
		Other	Significant
		Significant	Unobservable
	Quoted Prices	Observable Inputs	Inputs	Total
COMMON STOCK	$15,018,784			$15,018,784
EXCHANGE TRADED FUND	$7,351,598			$7,351,598
TOTAL INVESTMENTS	$22,370,382			$22,370,382

The cost of investments for Federal income tax purposes has been estimated a/o April 30, 2024 since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $19,442,775, and the related net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$3,069,984
Gross unrealized depreciation	(142,377)
Net unrealized appreciation	$2,927,608